Related Parties - Restricted Stock Program (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$) R$ / shares
Summary of related parties [line items]
Balance of number of shares granted	369,976
Total grant costs, including taxes	R$ 36,009
Accumulated recognized grant costs	(6,785)
Accumulated unrecognized grant costs	R$ 29,224
Restricted program [member]
Summary of related parties [line items]
Grant date	Oct. 01, 2017
Balance of number of shares granted	120,000
Vesting period	2023
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 76.38
Total grant costs, including taxes	R$ 12,642
Accumulated recognized grant costs	(2,634)
Accumulated unrecognized grant costs	R$ 10,008
Restricted And Performance Program [member]
Summary of related parties [line items]
Grant date	Nov. 08, 2017
Balance of number of shares granted	37,938
Vesting period	2020 to 2022
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 76.38
Total grant costs, including taxes	R$ 4,988
Accumulated recognized grant costs	(1,523)
Accumulated unrecognized grant costs	R$ 3,465
Restricted And Performance Program [member]
Summary of related parties [line items]
Grant date	Apr. 09, 2018
Balance of number of shares granted	92,038
Vesting period	2021 to 2023
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 68.70
Total grant costs, including taxes	R$ 12,028
Accumulated recognized grant costs	(2,363)
Accumulated unrecognized grant costs	R$ 9,665
Restricted program [member]
Summary of related parties [line items]
Grant date	Sep. 19, 2018
Balance of number of shares granted	80,000
Vesting period	2024
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 39.16
Total grant costs, including taxes	R$ 4,321
Accumulated recognized grant costs	(180)
Accumulated unrecognized grant costs	R$ 4,141
Restricted program three [member]
Summary of related parties [line items]
Grant date	Sep. 24, 2018
Balance of number of shares granted	40,000
Vesting period	2024
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 36.80
Total grant costs, including taxes	R$ 2,030
Accumulated recognized grant costs	(85)
Accumulated unrecognized grant costs	R$ 1,945